RECLAMATION AND REMEDIATION LIABILITIES	12 Months Ended
Dec. 31, 2023
Reclamation And Remediation Liabilities [Abstract]
RECLAMATION AND REMEDIATION LIABILITIES [Text Block]

17. RECLAMATION AND REMEDIATION LIABILITIES

The Company conducts its operations so as to protect the public health and the environment, and to comply with all applicable laws and regulations governing protection of the environment.

DeLamar Project

The site has been reclaimed by the former owner, Kinross, and the Company's environmental liabilities consist mostly of water treatment, general site maintenance and environmental monitoring costs.

The reclamation and remediation obligation represents the present value of the water treatment and environmental monitoring activities expected to be completed over the next 75 years. The cost projection has been prepared by an independent third party with expertise in mining site reclamation. Water treatment costs could be reduced in the event that mining at DeLamar resumes in the future. The Company's cost estimates do not currently assume any future mining activities. Assumptions based on the current economic environment have been made, which management believes are a reasonable basis upon which to estimate the future liability.

These estimates are reviewed regularly to take into account any material changes to the assumptions. However, actual water treatment and environmental monitoring costs will ultimately depend upon future market prices for the required activities that will reflect market conditions at the relevant time.

The Company reviewed and revised some of its assumptions and estimates. The following table summarizes those changes for December 31, 2023 and 2022.

DeLamar Project ARO	December 31, 2023	December 31, 2022	December 31, 2021
Discount Rate	4.03%	3.97%	1.90%
Long Term Annual Inflation Rate	2.0%	2.0%	2.3%
Undiscounted Estimated Future Costs	$104.2 mm	$91.6 mm	$85.9 mm

Changes resulting from the reclamation assumptions revision are recognized as a change in the carrying amount of the reclamation liability and the related asset retirement cost capitalized as part of the carrying amount of the related long-lived asset (see Note 10).

Nevada North Project (Mountain View and Wildcat) and Red Canyon Property

The provision was calculated using a weighted average risk-free interest rate of 1.72% (December 31, 2022 - 2.0%) and a weighted average inflation rate of 2.5% (December 31, 2022 - 3.0%).

Summary of Obligations

The following table details the changes in the reclamation and remediation liability.

	DeLamar Project	Nevada North Project	Red Canyon Property	Total
Liability balance at December 31, 2021	$41,466,250	$-	$-	$41,466,250
Reclamation spending	(1,084,475)	-	-	(1,084,475)
Accretion expenses	1,013,585	-	-	1,013,585
Reclamation adjustment	(15,864,249)	-	-	(15,864,249)
Liability balance at December 31, 2022	25,531,111	-	-	25,531,111
New reclamation liability (Note 11)	-	87,266	26,282	113,548
Reclamation spending	(1,195,703)	-	-	(1,195,703)
Accretion expenses	1,022,592	3,418	1,029	1,027,039
Reclamation adjustment	16,486	-	-	16,486
Balance at December 31, 2023	$25,374,486	$90,684	$27,311	$25,492,481

	December 31, 2023	December 31, 2022
Current reclamation and remediation liability	$1,056,006	$1,623,564
Non-current reclamation and remediation liability	24,436,475	23,907,547
Total reclamation and remediation liability	$25,492,481	$25,531,111

Reclamation Deposits

Regulatory authorities in certain jurisdictions require that security be provided to cover the estimated reclamation and remediation obligations.

The Company's reclamation and remediation bonds as of December 31, 2023 amount to $4.5mm.

Reclamation and Remediation Bonds	December 31, 2023	December 31, 2022
Idaho Department of Lands*	3,431,978	2,918,829
Idaho Department of Environmental Quality*	100,000	100,000
Bureau of Land Management - Idaho State Office*	714,400	631,400
Bureau of Land Management - Nevada State Office*	250,000	-
Arizona State Land Department**	15,000	-
Total	$4,511,378	$3,650,229

*Secured with surety bonds, which are subject to a 2.5% management fee. No cash collateral is required.

**Secured with restricted cash.